additional statement of cash flow information (Tables)	6 Months Ended
Jun. 30, 2023
additional statement of cash flow information
Schedule of operating activities and investing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(8)	$(206)	$164	$29
Inventories		4	76	(43)	11
Contract assets		10	21	14	38
Prepaid expenses		(50)	(30)	(186)	(172)
Accounts payable and accrued liabilities		18	(2)	(525)	(157)
Income and other taxes receivable and payable, net		(47)	46	(55)	70
Advance billings and customer deposits		13	(22)	44	(7)
Provisions		32	5	74	(14)
		$(28)	$(112)	$(513)	$(202)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(829)	$(881)	$(1,371)	$(1,590)
Intangible assets subject to amortization	18	(258)	(250)	(474)	(448)
		(1,087)	(1,131)	(1,845)	(2,038)
Additions arising from leases	17	280	77	325	151
Capital expenditures	5	(807)	(1,054)	(1,520)	(1,887)
Effect of asset retirement obligations		—	222	—	222
		(807)	(832)	(1,520)	(1,665)
Other non-cash items included above
Change in associated non-cash investing working capital		30	38	(233)	(142)
Non-cash change in asset retirement obligation		—	(222)	—	(222)
		30	(184)	(233)	(364)
		$(777)	$(1,016)	$(1,753)	$(2,029)

Schedule of changes in liabilities arising from financing activities

	Three-month period ended June 30, 2022						Three-month period ended June 30, 2023
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period	of period	received	payments	(Note 4(e))	Other	period
Dividends payable to holders of Common Shares	$450	$—	$(450)	$—	$467	$467	$506	$—	$(506)	$—	$526	$526
Dividends reinvested in shares from Treasury	—	—	160	—	(160)	—	—	—	186	—	(186)	—
	$450	$—	$(290)	$—	$307	$467	$506	$—	$(320)	$—	$340	$526
Short-term borrowings	$108	$175	$(4)	$—	$—	$279	$593	$101	$(100)	$—	$—	$594
Long-term debt
TELUS Corporation senior notes	$16,328	$—	$—	$127	$4	$16,459	$18,656	$—	$—	$(95)	$3	$18,564
TELUS Corporation commercial paper	1,414	1,759	(1,296)	45	—	1,922	1,874	1,744	(1,630)	(44)	—	1,944
TELUS Corporation credit facilities	—	—	—	—	—	—	1,145	—	—	—	(1)	1,144
TELUS Communications Inc. debentures	448	—	(249)	—	—	199	199	—	—	—	—	199
TELUS International (Cda) Inc. credit facility	1,009	11	(68)	32	—	984	2,086	92	(110)	(46)	1	2,023
Other	304	—	(39)	—	35	300	317	—	(21)	—	2	298
Lease liabilities	1,816	—	(125)	1	72	1,764	2,289	—	(129)	(6)	262	2,416
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(12)	1,303	(1,296)	(198)	31	(172)	(79)	1,648	(1,656)	148	11	72
	21,307	3,073	(3,073)	7	142	21,456	26,487	3,484	(3,546)	(43)	278	26,660
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,303)	1,303	—	—	—	—	(1,648)	1,648	—	—	—
	$21,307	$1,770	$(1,770)	$7	$142	$21,456	$26,487	$1,836	$(1,898)	$(43)	$278	$26,660

	Six-month period ended June 30, 2022						Six-month period ended June 30, 2023
		Statement of cash flows		Non-cash changes				Statement of cash flows		Non-cash changes
				Foreign						Foreign
			Redemptions,	exchange					Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period	of period	received	or payments	(Note 4(e))	Other	period
Dividends payable to holders of Common Shares	$449	$—	$(899)	$—	$917	$467	$502	$—	$(1,008)	$—	$1,032	$526
Dividends reinvested in shares from Treasury	—	—	316	—	(316)	—	—	—	370	—	(370)	—
	$449	$—	$(583)	$—	$601	$467	$502	$—	$(638)	$—	$662	$526
Short-term borrowings	$114	$175	$(10)	$—	$—	$279	$104	$590	$(100)	$—	$—	$594
Long-term debt
TELUS Corporation senior notes	$15,258	$1,143	$—	$66	$(8)	$16,459	$18,660	$500	$(500)	$(99)	$3	$18,564
TELUS Corporation commercial paper	1,900	2,903	(2,912)	31	—	1,922	1,458	3,704	(3,176)	(42)	—	1,944
TELUS Corporation credit facilities	—	—	—	—	—	—	1,145	—	—	—	(1)	1,144
TELUS Communications Inc. debentures	448	—	(249)	—	—	199	199	—	—	—	—	199
TELUS International (Cda) Inc. credit facility	1,062	11	(107)	17	1	984	914	1,313	(148)	(57)	1	2,023
Other	308	—	(114)	—	106	300	321	—	(173)	—	150	298
Lease liabilities	1,876	—	(248)	(5)	141	1,764	2,340	—	(259)	6	329	2,416
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	4	2,926	(2,925)	(135)	(42)	(172)	(80)	3,194	(3,208)	160	6	72
	20,856	6,983	(6,555)	(26)	198	21,456	24,957	8,711	(7,464)	(32)	488	26,660
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,926)	2,926	—	—	—	—	(3,194)	3,194	—	—	—
	$20,856	$4,057	$(3,629)	$(26)	$198	$21,456	$24,957	$5,517	$(4,270)	$(32)	$488	$26,660